Financial Commitments - Summary of Future Minimum Commitments for (Non-)cancellable Operating Leases (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future minimum commitments for (non-)cancellable operating leases	€ 437,816	€ 360,548	€ 318,125
Within one year [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future minimum commitments for (non-)cancellable operating leases	35,739	35,107	28,698
Between 1 and 5 years [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future minimum commitments for (non-)cancellable operating leases	147,251	136,143	118,115
After 5 years [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future minimum commitments for (non-)cancellable operating leases	€ 254,826	€ 189,298	€ 171,313